Note 18 - Share Capital (Details Textual) - CAD ($) $ / shares in Units, $ in Thousands		3 Months Ended	12 Months Ended
	Jun. 13, 2024	Mar. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Jun. 14, 2024
Preference shares [member]
Statement Line Items [Line Items]
Number of shares issued (in shares)			0
Number of shares outstanding (in shares)			0
Flow-through shares [member]
Statement Line Items [Line Items]
Number of shares issued (in shares)		6,076,500	5,320,000	6,076,500		5,320,000
Proceeds from issuing shares	$ 5,001	$ 8,750	$ 5,001	$ 8,750
Share issue related cost			$ 533	$ 912
Shares Issued, Share Price (in CAD per share)			$ 0.94	$ 1.44
Flow-through shares [member] | Commission expense [member]
Statement Line Items [Line Items]
Share issue related cost			$ 300	$ 525
Flow-through shares [member] | Other share issue related costs [member]
Statement Line Items [Line Items]
Share issue related cost			$ 233	$ 387
Ordinary shares [member]
Statement Line Items [Line Items]
Number of shares issued (in shares)					13,750,000
Proceeds from issuing shares					$ 11,000
Share issue related cost					$ 136
Shares Issued, Share Price (in CAD per share)					$ 0.8
Par value per share (in CAD per share)			$ 0